Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2022
Electricity Production Facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease period, right of use asset	20-30 years
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease period, right of use asset	3-7 years